UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21117
                                                    -----------

                        UBS Credit & Recovery Fund L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Mark D. Goldstein, Esq.
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-713-9036
                                                            ------------

                   Date of fiscal year end: December 31, 2003
                                            -----------------

                   Date of reporting period: December 31, 2003
                                             -----------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                       UBS CREDIT & RECOVERY FUND, L.L.C.
                              FINANCIAL STATEMENTS
                      WITH REPORT OF INDEPENDENT AUDITORS




                                   YEAR ENDED
                                DECEMBER 31, 2003

                       UBS CREDIT & RECOVERY FUND, L.L.C
                              FINANCIAL STATEMENTS
                      WITH REPORT OF INDEPENDENT AUDITORS



                                   YEAR ENDED
                               DECEMBER 31, 2003









                                    CONTENTS



Report of Independent Auditors...............................................1

Statement of Assets, Liabilities and Members' Capital........................2

Statement of Operations......................................................3

Statements of Changes in Members' Capital....................................4

Statement of Cash Flows......................................................5

Notes to Financial Statements................................................6

[LOGO OMITTED]    [] ERNST & YOUNG LLP                [] Phone: (212) 773-3000
ERNST & YOUNG        5 Times Square                      www.ey.com
                     New York, New York 10036-6530



                         Report of Independent Auditors

To the Members and Board of Directors of UBS Credit & Recovery Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS Credit & Recovery Fund, L.L.C. (the "Fund") as of December 31, 2003, and the related statements of operations and cash flows for the year then ended and the statements of changes in members' capital for the year then ended and for the period from August 1, 2002 (commencement of operations) to December 31, 2002. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with management of the investment funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of UBS Credit & Recovery Fund, L.L.C. at December 31, 2003, the results of its operations and its cash flows for the year then ended and the changes in its members' capital for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States.


                                                            /s/Ernst & Young LLP

New York, New York
February 16, 2004


                   A Member Practice of Ernst & Young Global

                                              UBS CREDIT & RECOVERY FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at value (cost $92,450,000)      $108,330,387
Cash and cash equivalents                                            7,630,387
Advanced subscription in Investment Fund                             1,000,000
Interest receivable                                                        853
Other assets                                                               219
-------------------------------------------------------------------------------

TOTAL ASSETS                                                       116,961,846
-------------------------------------------------------------------------------

LIABILITIES

Payables:
   Withdrawals payable                                              10,721,875
   Investment management fee                                           137,563
   Professional fees                                                    66,704
   Administrator fee                                                    28,461
   Administration fee                                                   18,800
   Other                                                                12,085
-------------------------------------------------------------------------------

TOTAL LIABILITIES                                                   10,985,488
-------------------------------------------------------------------------------

NET ASSETS                                                        $105,976,358
-------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                          $90,095,971
Accumulated net unrealized appreciation on investments              15,880,387
-------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                  $105,976,358
-------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                              UBS CREDIT & RECOVERY FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                    YEAR ENDED DECEMBER 31, 2003

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                            $    47,639
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                  47,639
--------------------------------------------------------------------------------

EXPENSES

Investment management fee                                             1,112,359
Administrator fee                                                       230,143
Professional fees                                                       124,465
Administration fee                                                       73,019
Miscellaneous                                                            34,689
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                        1,574,675
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                  (1,527,036)
--------------------------------------------------------------------------------

UNREALIZED GAIN FROM INVESTMENTS

Change in net unrealized appreciation/depreciation from investments  14,859,100
-------------------------------------------------------------------------------

NET UNREALIZED GAIN FROM INVESTMENTS                                 14,859,100
--------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
    DERIVED FROM OPERATIONS                                         $13,332,064
--------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                              UBS CREDIT & RECOVERY FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
             YEAR ENDED DECEMBER 31, 2003 AND THE PERIOD ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                         UBS FUND
                                                     ADVISOR, L.L.C.      MEMBERS           TOTAL
-----------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT AUGUST 1, 2002                     $        --     $         --     $         --
      (COMMENCEMENT OF OPERATIONS)

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                       (5,042)        (270,575)        (275,617)
  Change in net unrealized
      appreciation/depreciation from investments            37,749          983,538        1,021,287
-----------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                               32,707          712,963          745,670
-----------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                   1,000,000       30,466,286       31,466,286
  Offering costs                                               (45)          (1,289)          (1,334)
-----------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
      DERIVED FROM CAPITAL TRANSACTIONS                    999,955       30,464,997       31,464,952
-----------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2002                  $ 1,032,662     $ 31,177,960     $ 32,210,622
-----------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                       (3,241)      (1,523,795)      (1,527,036)
  Change in net unrealized
      appreciation/depreciation from investments           222,042       14,637,058       14,859,100
-----------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                              218,801       13,113,263       13,332,064
-----------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                          --       71,431,899       71,431,899
  Members' withdrawals                                  (1,233,355)      (9,622,587)     (10,855,942)
  Offering costs                                              (781)        (141,504)        (142,285)
-----------------------------------------------------------------------------------------------------
NET INCEASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
      FROM CAPITAL TRANSACTIONS                         (1,234,136)      61,667,808       60,433,672
-----------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2003                  $    17,327     $105,959,031     $105,976,358
-----------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                              UBS CREDIT & RECOVERY FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                    YEAR ENDED DECEMBER 31, 2003

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                          $ 13,332,064
Adjustments to reconcile net increase in Members' capital derived from operations to net cash used in operating activities:
Purchases of investments                                                           (63,250,000)
Change in net unrealized appreciation/depreciation from investments                (14,859,100)
    (Increase) decrease in assets:
      Advanced subscription in Investment Fund                                      (1,000,000)
      Interest receivable                                                                   56
      Other assets                                                                        (219)
Increase (decrease) in payables:
      Investment management fee                                                        100,323
      Organization costs                                                               (56,676)
      Professional fees                                                                 38,650
      Administrator fee                                                                 20,756
      Insurance                                                                        (10,500)
      Administration fee                                                                 7,292
      Other                                                                              5,642
----------------------------------------------------------------------------------------------
NET CASH USED IN OPERATING ACTIVITIES                                              (65,671,712)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                71,431,899
Members' withdrawals                                                                  (134,067)
Offering costs                                                                        (142,285)
----------------------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                           71,155,547

Net increase in cash and cash equivalents                                            5,483,835
Cash and cash equivalents--beginning of year                                         2,146,552
----------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF YEAR                                            $  7,630,387
----------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                              UBS CREDIT & RECOVERY FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

     1.  ORGANIZATION

         UBS Credit & Recovery Fund, L.L.C. (the "Fund") (formerly, UBS PW Credit & Recovery Fund, L.L.C.) was organized as a limited liability company under the laws of Delaware on April 30, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize total return over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who invest in debt and, to a lesser extent, equity securities ("Obligations"), to take advantage of market opportunities and pricing inefficiencies between the perceived value of an Obligation and its market value. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner or member along with other investors. The Fund commenced operations on August 1, 2002.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. ("UBSFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator") (formerly, PW Fund Advisor, L.L.C.), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and the responsibility of the day-to-day management of the Fund.

         The Adviser is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests from Members once each year, at year end. Members can only transfer or assign their membership interests (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         A.   PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be

                                              UBS CREDIT & RECOVERY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.   PORTFOLIO VALUATION (CONTINUED)

         determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in the Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements.

         Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

         B.   INCOME RECOGNITION

         Interest income is recorded on the accrual basis. Realized gains and losses from the Investment Fund transactions are calculated on the identified cost basis.

         C.   FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

         D.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

         The Fund has reclassified $1,527,036 from accumulated net investment loss to net capital contributions during the year ended December 31, 2003. The reclassification was to reflect, as an adjustment to net capital contributions, the amount of taxable income or loss that have been allocated to the Fund's Members and had no effect on net assets.

                                              UBS CREDIT & RECOVERY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         E.   CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F.   REPURCHASE AGREEMENTS

         From time to time the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of December 31, 2003 there were no open repurchase agreements.

         G.   USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     3.  INVESTMENT   MANAGEMENT  FEE,   ADMINISTRATOR  FEE  AND  RELATED  PARTY
         TRANSACTIONS

         The Adviser provides investment advisory services to the Fund pursuant to an Investment Management Agreement. Pursuant to that agreement, the Fund pays the Adviser a monthly fee (the "Investment Management Fee") at the annual rate of 1.45% of the Fund's net assets, excluding assets attributable to the Adviser and the Administrator.

         The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "Administrator Fee") at an annual rate of 0.30% of the Fund's net assets, excluding assets attributable to the Administrator's and the Adviser's capital account. The Administrator Fee is paid to the Administrator out of the Fund's assets and debited against the Members' capital accounts, excluding net assets attributable to the Administrator and the Adviser capital account. A portion of the Investment Management Fee and the Administrator Fee is paid by UBSFA to its affiliates.

         UBS Financial Services Inc. ("UBS FSI") (formerly, UBS PaineWebber Inc.), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

                                              UBS CREDIT & RECOVERY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

     3.  INVESTMENT   MANAGEMENT  FEE,   ADMINISTRATOR  FEE  AND  RELATED  PARTY
         TRANSACTIONS (CONTINUED)

         The net increase (or decrease) in Members' capital derived from operations (net income or loss) is allocated to the capital accounts of all Members on a pro-rata basis, other than the Investment Management Fee and the Administrator Fee which are similarly allocated to all Members other than the Adviser and the Administrator as described above.

         The  Adviser  had  voluntarily   undertaken  to  bear  certain  initial
         organization and offering cost otherwise borne by the Fund and its Members, during the Fund's first twelve months of operations. The Adviser's undertaking provided that Members will not bear initial organization and offering cost in excess of 0.20% to total Members' capital as a result of the Fund's start-up. As such the Advisor has incurred $91,133 of cost in excess of that which was borne by the Fund.

         Organization costs were expensed and offering costs were charged to Members' capital as incurred based on the undertaking provided above.

         In order to achieve a more equitable distribution of the impact of these costs, the Fund has either credited to or debited against the Members' capital accounts the sum of such initial costs based on each individual Member's percentage of capital in the Fund. The reallocation of these costs occurred for the first twelve months after the initial closing date of the Fund.

         Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the year ended December 31, 2003 were $22,634.

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Accounting and Investor Servicing Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon
         (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases of Investment Funds for the year ended December 31, 2003, amounted to $63,250,000.

         The cost of investment for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the

                                              UBS CREDIT & RECOVERY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

     4.  SECURITIES TRANSACTIONS (CONTINUED)

         Investment Funds on Schedules K-1. The Fund has not yet received all such Schedules K-1 for the year ended December 31, 2003.

     5.  INVESTMENTS

         As of December 31, 2003, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at December 31, 2003.

                  INVESTMENT OBJECTIVE                    COST      FAIR VALUE
                  --------------------                    ----      ----------
                       Distressed Obligations -
                          (Public and Private)        $68,934,546   $ 80,775,620
                       High Yield                      14,897,378     17,456,341
                       Direct Debt/Bank Loans           8,618,076     10,098,426
                                                      -----------   ------------
                                Total                 $92,450,000   $108,330,387
                                                      ===========   ============

         The following table lists the Fund's investments in Investment Funds as of December 31, 2003. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of between 1% and 2% (per annum) of net assets and performance incentive fees or allocations of 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions of up to one year from initial investment. Detailed information about the Investment Funds' portfolios is not available.

                                                                         UNREALIZED
                                                                         GAIN/(LOSS)                        % OF
                                                                            FROM                           MEMBERS'
     INVESTMENT FUND:                                   COST             INVESTMENTS     FAIR VALUE         CAPITAL      LIQUIDITY
     --------------------------------------------- --------------     ---------------  --------------    ------------  -------------
     Ahab Partners, L.P.                               $ 5,750,000       $ 1,506,827     $ 7,483,836           7.06%     Quarterly
     Aspen Partners, L.P. Series A                       9,500,000           968,907      10,417,258           9.83       Annually
     Canyon Value Realization Fund, L.P.                 6,400,000         1,004,974       7,510,068           7.09       Annually
     Chatham Assets Partners High Yield Fund, L.P.       5,000,000           158,800       5,158,800           4.87      Quarterly
     Harbert Distressed Investment Fund, L.P.            8,400,000         1,976,591      10,500,059           9.91      Quarterly
     HBV Rediscovered Opportunities Fund, L.P.           6,000,000           449,808       6,512,458           6.14      Quarterly
     MacKay Shields Long/Short Fund, L.P.               10,750,000         1,438,343      12,297,541          11.60        Monthly
     Marathon Special Opportunity Fund, L.P.             3,500,000         1,246,668       4,921,783           4.64      Quarterly
     OZF Credit Opportunities Fund II, L.P.              5,400,000           738,518       6,144,573           5.80       Annually
     Quadrangle Debt Recovery Fund,  L.P.                6,750,000         2,566,952       9,426,406           8.89      Quarterly
     Scottwood Partners, L.P.                            6,500,000         1,010,227       7,510,227           7.09      Quarterly
     Styx Partners, L.P.                                 9,000,000           943,533      10,098,426           9.53       Annually
     Trilogy Financial Partners, L.P.                    9,500,000           848,952      10,348,952           9.77      Quarterly
                                                    --------------    ---------------   -------------       ---------
     TOTAL                                             $92,450,000       $14,859,100     108,330,387         102.22
                                                    ==============    ===============
     LIABILITIES, LESS OTHER ASSETS                                                       (2,354,029)         (2.22)

     MEMBERS' CAPITAL                                                                   $105,976,358         100.00%
                                                                                        =============       =========

                                              UBS CREDIT & RECOVERY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, equity swaps, distressed investing, merger arbitrage and convertible arbitrage. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                         PERIOD FROM
                                                                                       AUGUST 1, 2002
                                                                        YEAR           (COMMENCEMENT OF
                                                                        ENDED        OPERATIONS) THROUGH
                                                                  DECEMBER 31, 2003    DECEMBER 31, 2002
                                                                  -----------------    -----------------

         Ratio of net investment loss to average net assets***          (2.03)%           (3.06)%*
         Ratio of total expenses to average net assets***                2.09%             3.20%*
         Portfolio turnover rate                                         0.00%              0.00%
         Total return**                                                 18.81%              2.52%
         Net asset value at end of period                           $105,976,358         $32,210,622


         *        Annualized.
         ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
         *** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

     8.  SUBSEQUENT EVENT

         Effective January 1, 2004, the Fund has received $10,038,998 from proceeds from members' subscriptions.

                       THIS PAGE INTENTIONALLY LEFT BLANK

DIRECTORS AND OFFICERS (Unaudited)

Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS Financial Services Inc.'s, Alternative Investment Group at 800-580-2359.

------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND
                                                                                     COMPLEX      OTHER TRUSTEESHIPS/
                                TERM OF OFFICE                                      OVERSEEN         DIRECTORSHIPS
NAME, AGE, ADDRESS AND          AND LENGTH OF        PRINCIPAL OCCUPATION(S)           BY          HELD BY DIRECTOR
POSITION(S) WITH FUND            TIME SERVED 1         DURING PAST 5 YEARS          DIRECTOR 2   OUTSIDE FUND COMPANY

------------------------------------------------------------------------------------------------------------------------
                                                      DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg, (61)                Term -       Dean and Professor of Mgmt of         36       Director of:
UBS Financial Services Inc.       Indefinite     Graduate School of Business,                   Primedia, Inc.,
1285 Avenue of the Americas      Length-since    Columbia University                            Federated Department
New York, NY 10019                Inception                                                     Stores, Inc.,
Director                                                                                        Revlon, Inc., Select
                                                                                                Medical, Inc. and
                                                                                                SAPPI Ltd.
------------------------------------------------------------------------------------------------------------------------
George W. Gowen, (74)               Term -       Law partner for Dunnington,           14       None
UBS Financial Services Inc.       Indefinite     Bartholow & Miller
1285 Avenue of the Americas      Length-since
New York, NY 10019                Inception
Director
------------------------------------------------------------------------------------------------------------------------
M. Cabell Woodward, Jr., (74)       Term -       Retired                               14       None
UBS Financial Services Inc.       Indefinite
1285 Avenue of the Americas      Length-since
New York, NY 10019                Inception
Director
------------------------------------------------------------------------------------------------------------------------
                                                OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Michael Mascis, (36)           Term-Indefinite   First Vice President / CFO of         N/A                N/A
UBS Financial Services Inc.     Length- since    UBS Financial Services Inc.'s,
1285 Avenue of the Americas       Inception      Alternative Investment Group,
New York, NY 10019                               since July 2002. Prior to July
Principal Accounting Officer                     2002, Partner Arthur Andersen LLP
------------------------------------------------------------------------------------------------------------------------
Mark D. Goldstein, (39)        Term-Indefinite   Senior Associate General              N/A                N/A
UBS Financial Services Inc.     Length- since    Counsel and First Vice
1285 Avenue of the Americas       Inception      President of UBS Financial
New York, NY 10019                               Services Inc., since May 1998.
Secretary
------------------------------------------------------------------------------------------------------------------------
Lisa Bloomberg,  (36)          Term-Indefinite   Associate General Counsel and         N/A                N/A
UBS Financial Services Inc.     Length- since    First Vice President of UBS
1285 Avenue of the Americas       Inception      Financial Services, Inc., since
New York, NY 10019                               April 1999. Prior to April
Assistant Secretary                              1999, Associate of Skadden,
                                                 Arps, Slate, Meagher & Flom,
                                                 LLP.
------------------------------------------------------------------------------------------------------------------------

1 For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at least two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members.

2 Of the 36 funds/portfolios in the complex, 22 are advised by an affiliate of UBS Financial Services, Inc., and 14 comprise UBS Financial Services Inc.'s, Alternative Investment Group of Funds.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that M. Cabell Woodward, Jr. is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by this Item 3.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $15,000 for 2002 and $33,000 for 2003. Such audit fees include fees associated with the annual audits and filing of the registrant's Form N-2 and Form N-SAR.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $10,000 for 2002 and $4,500 for 2003. Audit-related fees principally include fees associated with reading and providing comments on semi-annual reports.

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $9,000 for 2002 and $26,000 for 2003. Tax fees include fees for tax compliance services. The 2003 fees also include assisting management in the preparation of tax estimates.

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2002 and $1,000 for 2003. Fees for all other services include fees for administrative services associated with preparing the 2003 K-1's for mailing.

     (e)(1)   Disclose   the  audit   committee's   pre-approval   policies  and
              procedures   described  in  paragraph   (c)(7)  of  Rule  2-01  of
              Regulation S-X.

              The registrant does not have pre-approval policies and procedures.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b)  100%

                           (c)  100%

                           (d)  100%

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was approximately $1.7 million for 2002 and approximately $1.2 million for 2003.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.



                            UBS FUND ADVISOR, L.L.C.

                      PROXY VOTING POLICIES AND PROCEDURES


I.       GENERAL GUIDELINES AND POLICY

UBS Fund Advisor, L.L.C. (the "Adviser") votes proxies for each fund (the "Fund") for which it acts as the Adviser. Certain of the Funds are funds of funds that invest primarily in unregistered investment vehicles ("Investment Funds") which have investors other than the Fund. Each of these Funds may invest a majority of its assets in non-voting securities of Investment Funds. In addition, Investment Funds typically do not submit matters to investors for vote. If an Investment Fund submits a matter to a Fund for vote (and the Fund holds voting interests in the Investment Fund), The Adviser will vote on the matter in a way that it believes is in the best interest of the Fund and in accordance with these policies and procedures.

         In voting proxies, the Adviser is guided by general fiduciary principles. The Adviser's goal is to act prudently, solely in the best interest of each client. The Adviser attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values.

         It is the Adviser's general policy, absent a particular reason to the contrary, to vote with management's recommendations on routine matters. Other matters will be voted on a case-by-case basis.

II.      CONFLICTS OF INTEREST

         In furtherance of the Adviser's goal to vote proxies in the best interests of clients, the Adviser follows procedures designed to identify and address material conflicts that may arise between the Adviser's interests and those of its clients before voting proxies on behalf of such clients.

(1)   Procedures for Identifying Conflicts of Interest.

      The Adviser relies on the following to seek to identify conflicts of interest with respect to proxy voting:

      The Adviser's employees are under an obligation (i) to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of client accounts both as a result of an employee's personal relationships and due to special circumstances that may arise during the conduct of the Adviser's business, and (ii) to bring conflicts of interest of which they become aware to the attention of Ruth Goodstein and Mark Goldstein.

(2) Procedures for Assessing Materiality of Conflicts of Interest and for Addressing Material Conflicts of Interest

       A. All conflicts of interest identified must be brought to the attention of Ms. Goodstein and Mr. Goldstein for resolution.

       B. Ms. Goodstein and Mr. Goldstein will work with appropriate personnel of the Adviser to determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser's decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. The Adviser shall maintain a written record of all materiality determinations.

       C. If it is determined that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of the conflict.

       D. If it is determined that a conflict of interest is material, the Adviser's Legal Department will work with appropriate personnel of the Adviser to agree upon a method to resolve such conflict of interest before voting proxies affected by the conflict of interest. Such methods may include:

            o disclosing the conflict to clients and obtaining their consent before voting (which consent in the case of a Fund with a board of directors may be obtained from the Fund's board of directors);
            o engaging another party on behalf of the client to vote the proxy on its behalf;
            o engage a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or
            o such other method as is deemed appropriate under the circumstances given the nature of the conflict.

          The Adviser shall maintain a written record of the method used to resolve a material conflict of interest.


III.     RECORD KEEPING AND OVERSIGHT

         The Adviser shall maintain the following records relating to proxy voting:

            o    a copy of these policies and procedures;

            o    a copy of each proxy form (as voted);
            o a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;
            o documentation relating to the identification and resolution of conflicts of interest;
            o any documents created by the Adviser that were material to a proxy voting decision or that memorialized the basis for that decision; and
            o a copy of each written client request for information on how the Adviser voted proxies on behalf of the client, and a copy of any written response by the Adviser to any (written or oral) client request for information on how the Adviser voted proxies on behalf of the requesting client.

         Such records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the Adviser's office.

         In addition, with respect to proxy voting records for any fund registered under the Investment Company Act of 1940, the Adviser shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.

         In lieu of keeping copies of proxy statements, the Adviser may rely on proxy statements filed on the EDGAR system as well as on third party records of proxy statements and votes cast if the third party provides an undertaking to provide the documents promptly upon request.





ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.



ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) UBS Credit & Recovery Fund L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ Mitchell Tanzman
                         -------------------------------------------------------
                               Mitchell Tanzman, Co-Chief Executive Officer
                               (principal executive officer)

Date              February 24, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ Gregory Brousseau
                         -------------------------------------------------------
                               Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date              February 24, 2004
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ Mitchell Tanzman
                         -------------------------------------------------------
                               Mitchell Tanzman, Co-Chief Executive Officer
                               (principal executive officer)

Date                       February 24, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ Gregory Brousseau
                         -------------------------------------------------------
                               Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       February 24, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ Michael Mascis
                         -------------------------------------------------------
                               Michael Mascis, Chief Financial Officer
                               (principal financial officer)

Date                       February 24, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.